Taxation - Net deferred tax balance (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Taxation
Net deferred tax asset	$ 6,711	$ 7,266	$ 6,019
Net deferred tax liabilities	(6,392)	(9,142)	(5,499)
Deferred tax assets	3,263	4,330	3,438
Deferred tax liabilities	(2,944)	(6,206)	(2,918)
Net deferred tax balance	319	(1,876)	520	$ 228
Alexion Pharmaceuticals, Inc.
Taxation
Net deferred tax balance		4,174
Intangibles, property, plant & equipment
Taxation
Net deferred tax asset	1,499	1,476	1,061
Net deferred tax liabilities	(5,430)	(6,956)	(3,688)
Net deferred tax balance	(3,931)	(5,480)	(2,627)	(2,265)
Pension and post-retirement benefits
Taxation
Net deferred tax asset	276	574	690
Net deferred tax liabilities	(45)	(21)	(34)
Net deferred tax balance	231	553	656	561
Elimination of unrealised profit on inventory
Taxation
Net deferred tax asset	2,048	1,910	2,286
Net deferred tax liabilities	(24)	(49)	(479)
Net deferred tax balance	2,024	1,861	1,807	1,293
Untaxed reserves
Taxation
Net deferred tax liabilities	(716)	(862)	(801)
Net deferred tax balance	(716)	(862)	(801)	(598)
Losses and tax credits carried forward
Taxation
Net deferred tax asset	1,274	1,571	852
Net deferred tax liabilities	(16)	(53)	(138)
Net deferred tax balance	1,258	1,518	714	546
Accrued expenses and other
Taxation
Net deferred tax asset	1,614	1,735	1,130
Net deferred tax liabilities	(161)	(1,201)	(359)
Net deferred tax balance	$ 1,453	$ 534	$ 771	$ 691